Investment Risks	Jul. 23, 2026
T-REX 2X LONG AKAM DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of AKAM’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AKAM during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how AKAM volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) AKAM volatility; b) AKAM performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to AKAM. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of AKAM volatility and AKAM performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to AKAM; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of AKAM.

During periods of higher AKAM volatility, the volatility of AKAM may affect the Fund’s return as much as, or more than, the return of AKAM. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AKAM during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if AKAM provided no return over a one-year period during which AKAM experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if AKAM’s return is flat. For instance, if AKAM’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of AKAM and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of AKAM. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

AKAM’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 30.77%. AKAM’s annualized daily volatility rates were as follows:

2021    25.43%
2022    29.87%
2023    23.88%
2024    29.86%
2025    41.73%

AKAM’s annualized performance for the five-year period ended December 31, 2025 was -3.63%. Historical volatility and performance are not indications of what AKAM volatility and performance will be in the future. AKAM’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for AKAM is $165.45 on May 13, 2026 and the 52-week low stock price for AKAM is $69.78, which occurred on August 8, 2025. AKAM’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG AKAM DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of AKAM will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in AKAM, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if AKAM subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if AKAM does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with AKAM and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG AKAM DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG AKAM DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of AKAM, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG AKAM DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to AKAM that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG AKAM DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of AKAM at the market close on the first trading day and the value of AKAM at the time of purchase. If AKAM gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if AKAM declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of AKAM.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG AKAM DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to AKAM and therefore achieve its daily leveraged investment objective. The Fund’s exposure to AKAM is impacted by AKAM’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to AKAM at the end of each day. The possibility of the Fund being materially over- or under-exposed to AKAM increases on days when AKAM is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) AKAM. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with AKAM. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to AKAM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AKAM. Any of these factors could decrease the correlation between the performance of the Fund and AKAM and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG AKAM DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG AKAM DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. AKAM is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of AKAM and make no representation as to the performance of AKAM. Investing in the Fund is not equivalent to investing in AKAM. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to AKAM.

T-REX 2X LONG AKAM DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG AKAM DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG AKAM DAILY TARGET ETF | AKAM Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
AKAM Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, Akamai faces risks unique to its operations as a provider of cloud computing, content delivery network (“CDN”), and cybersecurity solutions delivered through a globally distributed network infrastructure. These risks include, among others, dependence on continued demand for content delivery, edge computing, and security services; intense competition from large cloud service providers and specialized cybersecurity firms; pricing pressures and evolving customer requirements; and the need to continuously invest in and expand its global network to maintain performance, reliability, and security.

Akamai’s business is highly dependent on the performance, scalability, and security of its platform, and it is exposed to risks of service disruptions, cyber-attacks, data breaches, or failures in its network infrastructure that could harm its reputation and customer relationships. The company must also adapt to rapid technological change, including shifts toward multi-cloud architectures, edge computing, and evolving cybersecurity threats, and may face challenges integrating acquisitions or developing new services. In addition, Akamai relies on a geographically dispersed infrastructure and is subject to risks related to international operations, including data privacy regulations, data localization requirements, and geopolitical developments. Because its revenues are tied to internet traffic volumes, enterprise demand for cloud and security services, and customer usage patterns, its financial performance and stock price may fluctuate based on changes in technology trends, customer demand, and broader market conditions. The trading price of Akamai’s common stock has been volatile and may continue to experience significant fluctuations.

T-REX 2X LONG AKAM DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG AKAM DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which AKAM is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which AKAM is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AKAM is assigned to the software industry.

•Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X LONG AKAM DAILY TARGET ETF | Industry Concentration Risk, Computer Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
T-REX 2X LONG AKAM DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG AKAM DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG AKAM DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG AKAM DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with AKAM. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that AKAM value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the AKAM. Under such circumstances, the market for AKAM may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of AKAM and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for AKAM and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of AKAM and correlated derivative instruments.

T-REX 2X LONG AKAM DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with AKAM and may incur substantial losses. If there is a significant intra-day market event and/or AKAM experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG AKAM DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of AKAM does not provide leveraged exposure to AKAM and, as a result, if the Fund invests directly in common stock of AKAM to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG AKAM DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG AKAM DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG AKAM DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG AKAM DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG AKAM DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG AKAM DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG AKAM DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG AKAM DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG AKAM DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG AKAM DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG AKAM DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG CIEN DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of CIEN’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CIEN during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how CIEN volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) CIEN volatility; b) CIEN performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to CIEN. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of CIEN volatility and CIEN performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to CIEN; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of CIEN.

During periods of higher CIEN volatility, the volatility of CIEN may affect the Fund’s return as much as, or more than, the return of CIEN. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CIEN during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if CIEN provided no return over a one-year period during which CIEN experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if CIEN’s return is flat. For instance, if CIEN’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of CIEN and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of CIEN. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

CIEN’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 43.52%. CIEN’s annualized daily volatility rates were as follows:

2021    31.36%
2022    44.19%
2023    34.00%
2024    40.61%
2025    60.90%

CIEN’s annualized performance for the five-year period ended December 31, 2025 was 34.62%. Historical volatility and performance are not indications of what CIEN volatility and performance will be in the future. CIEN’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for CIEN is $637.51 on June 3, 2026 and the 52-week low stock price for CIEN is $80.83, which occurred on July 16, 2025. CIEN’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG CIEN DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CIEN will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in CIEN, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if CIEN subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if CIEN does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CIEN and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG CIEN DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG CIEN DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of CIEN, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG CIEN DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to CIEN that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG CIEN DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of CIEN at the market close on the first trading day and the value of CIEN at the time of purchase. If CIEN gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if CIEN declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of CIEN.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG CIEN DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to CIEN and therefore achieve its daily leveraged investment objective. The Fund’s exposure to CIEN is impacted by CIEN’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to CIEN at the end of each day. The possibility of the Fund being materially over- or under-exposed to CIEN increases on days when CIEN is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) CIEN. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with CIEN. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to CIEN. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CIEN. Any of these factors could decrease the correlation between the performance of the Fund and CIEN and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG CIEN DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG CIEN DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. CIEN is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of CIEN and make no representation as to the performance of CIEN. Investing in the Fund is not equivalent to investing in CIEN. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CIEN.

T-REX 2X LONG CIEN DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG CIEN DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG CIEN DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG CIEN DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which CIEN is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which CIEN is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, CIEN is assigned to the communications equipment industry.

•Communications Equipment Industry Risk.   Communication equipment companies can be significantly affected by competitive pressures, rapid technological change, evolving industry standards, global supply chain dependencies, and fluctuations in demand from network operators, enterprises, and consumers. The market for products produced by communication equipment companies is characterized by frequent innovation, short product life cycles, cyclical capital spending by customers, and sensitivity to economic and geopolitical conditions. The success of communication equipment companies depends in substantial part on their ability to anticipate technological shifts, develop products that meet emerging standards, manage complex supply chains, and provide reliable technical support. An unexpected change in regulatory requirements, delays in the deployment of next-generation networks, supply shortages, or rapid product obsolescence could have a material adverse effect on a participant’s operating results. Many communication equipment companies rely on patents, proprietary technologies, and global distribution arrangements to support their businesses. There can be no assurance that such protections and arrangements will be adequate to prevent competitive disadvantages or that rivals will not develop products that are substantially equivalent or superior.

T-REX 2X LONG CIEN DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG CIEN DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG CIEN DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG CIEN DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with CIEN. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that CIEN value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the CIEN. Under such circumstances, the market for CIEN may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of CIEN and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for CIEN and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of CIEN and correlated derivative instruments.

T-REX 2X LONG CIEN DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with CIEN and may incur substantial losses. If there is a significant intra-day market event and/or CIEN experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG CIEN DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of CIEN does not provide leveraged exposure to CIEN and, as a result, if the Fund invests directly in common stock of CIEN to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG CIEN DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG CIEN DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG CIEN DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.
This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG CIEN DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG CIEN DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG CIEN DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG CIEN DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG CIEN DAILY TARGET ETF | CIEN Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
CIEN Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, CIEN faces risks unique to its operations as a provider of networking equipment, software, and services that enable high-capacity optical transport, routing, and switching for telecommunications carriers, cloud providers, and enterprise customers. These risks include, among others, dependence on capital spending cycles of a limited number of large telecommunications and cloud customers; variability in the timing and size of customer orders; and exposure to delays in network deployments or infrastructure upgrades.

CIEN’s business is subject to rapid technological change and requires continuous innovation to remain competitive in optical networking and bandwidth-intensive applications, including those driven by cloud computing and artificial intelligence. The company also faces pricing pressures and competition from large global equipment providers, as well as emerging technologies that could reduce demand for its products. In addition, CIEN relies on complex global supply chains and third-party suppliers, which may experience component shortages, manufacturing delays, or cost increases. The company’s international operations expose it to risks related to geopolitical developments, trade restrictions, export controls, and regulatory requirements. Because of its dependence on a concentrated customer base and cyclical telecommunications spending, CIEN’s financial performance and stock price may fluctuate significantly based on changes in customer demand, network investment trends, and global economic conditions. The trading price of CIEN’s common stock has been volatile and may continue to experience significant fluctuations.

T-REX 2X LONG CIEN DAILY TARGET ETF | Industry Concentration Risk, Communication Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Communications Equipment Industry Risk. Communication equipment companies can be significantly affected by competitive pressures, rapid technological change, evolving industry standards, global supply chain dependencies, and fluctuations in demand from network operators, enterprises, and consumers. The market for products produced by communication equipment companies is characterized by frequent innovation, short product life cycles, cyclical capital spending by customers, and sensitivity to economic and geopolitical conditions. The success of communication equipment companies depends in substantial part on their ability to anticipate technological shifts, develop products that meet emerging standards, manage complex supply chains, and provide reliable technical support. An unexpected change in regulatory requirements, delays in the deployment of next-generation networks, supply shortages, or rapid product obsolescence could have a material adverse effect on a participant’s operating results. Many communication equipment companies rely on patents, proprietary technologies, and global distribution arrangements to support their businesses. There can be no assurance that such protections and arrangements will be adequate to prevent competitive disadvantages or that rivals will not develop products that are substantially equivalent or superior.
T-REX 2X LONG CIEN DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG CIEN DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG CIEN DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG CIEN DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG DOCN DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of DOCN’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of DOCN during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how DOCN volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) DOCN volatility; b) DOCN performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to DOCN. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of DOCN volatility and DOCN performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to DOCN; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of DOCN.

During periods of higher DOCN volatility, the volatility of DOCN may affect the Fund’s return as much as, or more than, the return of DOCN. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of DOCN during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if DOCN provided no return over a one-year period during which DOCN experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if DOCN’s return is flat. For instance, if DOCN’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of DOCN and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of DOCN. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

DOCN’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 67.65%. DOCN’s annualized daily volatility rates were as follows:

2021    72.60%
2022    83.99%
2023    60.87%
2024    49.74%
2025    67.37%

DOCN’s annualized performance for the five-year period ended December 31, 2025 was 0.49%. Historical volatility and performance are not indications of what DOCN volatility and performance will be in the future. DOCN’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for DOCN is $187.50 on June 17, 2026 and the 52-week low stock price for DOCN is $25.56, which occurred on August 1, 2025. DOCN’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG DOCN DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of DOCN will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in DOCN, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if DOCN subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if DOCN does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with DOCN and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG DOCN DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG DOCN DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of DOCN, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG DOCN DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to DOCN that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG DOCN DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of DOCN at the market close on the first trading day and the value of DOCN at the time of purchase. If DOCN gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if DOCN declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of DOCN.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG DOCN DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to DOCN and therefore achieve its daily leveraged investment objective. The Fund’s exposure to DOCN is impacted by DOCN’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to DOCN at the end of each day. The possibility of the Fund being materially over- or under-exposed to DOCN increases on days when DOCN is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) DOCN. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with DOCN. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to DOCN. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of DOCN. Any of these factors could decrease the correlation between the performance of the Fund and DOCN and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG DOCN DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG DOCN DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. DOCN is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of DOCN and make no representation as to the performance of DOCN. Investing in the Fund is not equivalent to investing in DOCN. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to DOCN.

T-REX 2X LONG DOCN DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG DOCN DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG DOCN DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG DOCN DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which DOCN is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which DOCN is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, DOCN is assigned to the software industry.

•Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X LONG DOCN DAILY TARGET ETF | Industry Concentration Risk, Computer Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
T-REX 2X LONG DOCN DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG DOCN DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG DOCN DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG DOCN DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with DOCN. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that DOCN value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the DOCN. Under such circumstances, the market for DOCN may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of DOCN and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for DOCN and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of DOCN and correlated derivative instruments.

T-REX 2X LONG DOCN DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with DOCN and may incur substantial losses. If there is a significant intra-day market event and/or DOCN experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG DOCN DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of DOCN does not provide leveraged exposure to DOCN and, as a result, if the Fund invests directly in common stock of DOCN to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG DOCN DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG DOCN DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG DOCN DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG DOCN DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG DOCN DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG DOCN DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG DOCN DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG DOCN DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG DOCN DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG DOCN DAILY TARGET ETF | DOCN Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
DOCN Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, DOCN faces risks unique to its operations as a provider of cloud computing infrastructure and platform services primarily targeted at developers, startups, and small- to medium-sized businesses. These risks include, among others, dependence on continued demand for cloud services from smaller customers that may have limited financial resources and higher business failure rates; intense competition from significantly larger and better-resourced cloud service providers; pricing pressures; and the need to continually invest in and scale its infrastructure to support customer growth and maintain service reliability.

DOCN’s business is highly dependent on the performance, availability, and security of its platform, and it is exposed to risks of service outages, cyber-attacks, and data breaches that could harm its reputation and result in customer loss. The company relies on third-party data center providers and network infrastructure, which may create additional operational risks and dependencies. In addition, DOCN must continue to innovate and expand its product offerings, including higher-value services, to drive customer retention and revenue growth, and may face challenges in doing so. Because its revenues are largely usage-based, its financial performance is sensitive to changes in customer activity levels, macroeconomic conditions, and technology spending trends. The company may also face challenges in attracting and retaining customers in a competitive and rapidly evolving market. The trading price of DOCN’s common stock has been volatile and may continue to experience significant fluctuations.

T-REX 2X LONG DOCN DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG DOCN DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG FSLY DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of FSLY’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of FSLY during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how FSLY volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) FSLY volatility; b) FSLY performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to FSLY. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of FSLY volatility and FSLY performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to FSLY; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of FSLY.

During periods of higher FSLY volatility, the volatility of FSLY may affect the Fund’s return as much as, or more than, the return of FSLY. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of FSLY during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if FSLY provided no return over a one-year period during which FSLY experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if FSLY’s return is flat. For instance, if FSLY’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of FSLY and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of FSLY. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

FSLY’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 77.35%. FSLY’s annualized daily volatility rates were as follows:

2021    67.93%
2022    90.75%
2023    75.49%
2024    74.49%
2025    76.21%

FSLY’s annualized performance for the five-year period ended December 31, 2025 was -34.93%. Historical volatility and performance are not indications of what FSLY volatility and performance will be in the future. FSLY’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for FSLY is $34.82 on April 8, 2026 and the 52-week low stock price for FSLY is $6.29, which occurred on August 1, 2025. FSLY’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG FSLY DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of FSLY will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in FSLY, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if FSLY subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if FSLY does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with FSLY and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG FSLY DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG FSLY DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of FSLY, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG FSLY DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to FSLY that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG FSLY DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of FSLY at the market close on the first trading day and the value of FSLY at the time of purchase. If FSLY gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if FSLY declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of FSLY.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG FSLY DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to FSLY and therefore achieve its daily leveraged investment objective. The Fund’s exposure to FSLY is impacted by FSLY’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to FSLY at the end of each day. The possibility of the Fund being materially over- or under-exposed to FSLY increases on days when FSLY is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) FSLY. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with FSLY. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to FSLY. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of FSLY. Any of these factors could decrease the correlation between the performance of the Fund and FSLY and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG FSLY DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG FSLY DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. FSLY is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of FSLY and make no representation as to the performance of FSLY. Investing in the Fund is not equivalent to investing in FSLY. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to FSLY.

T-REX 2X LONG FSLY DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG FSLY DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG FSLY DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG FSLY DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which FSLY is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which FSLY is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, FSLY is assigned to the software industry.

•Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X LONG FSLY DAILY TARGET ETF | Industry Concentration Risk, Computer Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
T-REX 2X LONG FSLY DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG FSLY DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG FSLY DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with FSLY. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that FSLY value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the FSLY. Under such circumstances, the market for FSLY may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of FSLY and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for FSLY and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of FSLY and correlated derivative instruments.

T-REX 2X LONG FSLY DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with FSLY and may incur substantial losses. If there is a significant intra-day market event and/or FSLY experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG FSLY DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of FSLY does not provide leveraged exposure to FSLY and, as a result, if the Fund invests directly in common stock of FSLY to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG FSLY DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG FSLY DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG FSLY DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG FSLY DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG FSLY DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG FSLY DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG FSLY DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG FSLY DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG FSLY DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG FSLY DAILY TARGET ETF | FSLY Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
FSLY Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, Fastly faces risks unique to its operations as a provider of edge cloud computing, content delivery network (“CDN”), and security services delivered through a distributed network infrastructure. These risks include, among others, dependence on a limited number of large customers and usage-based revenue concentration; variability in customer traffic patterns and spending levels; intense competition from larger cloud, CDN, and cybersecurity providers; and pricing pressures that may affect margins.

Fastly’s business is highly dependent on the performance, reliability, and security of its network platform, and it is exposed to risks of service disruptions, outages, software defects, cyber-attacks, and data breaches that could harm its reputation and lead to customer loss. The company must also continually invest in and scale its infrastructure and develop new products to remain competitive in a rapidly evolving market characterized by technological change, including edge computing and real-time data processing. In addition, Fastly has experienced customer concentration in the past, and the loss or reduced usage of a significant customer may materially impact its revenues. Because its revenues are largely usage-based, its financial performance may fluctuate significantly based on customer demand, internet traffic volumes, and broader market conditions. The trading price of Fastly’s common stock has been volatile and may continue to experience significant fluctuations.

T-REX 2X LONG FSLY DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG FSLY DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG FSLY DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG JBL DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of JBL’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of JBL during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how JBL volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) JBL volatility; b) JBL performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to JBL. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of JBL volatility and JBL performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to JBL; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of JBL.

During periods of higher JBL volatility, the volatility of JBL may affect the Fund’s return as much as, or more than, the return of JBL. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of JBL during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if JBL provided no return over a one-year period during which JBL experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if JBL’s return is flat. For instance, if JBL’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of JBL and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of JBL. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

JBL’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 36.26%. JBL’s annualized daily volatility rates were as follows:

2021    29.49%
2022    36.67%
2023    36.56%
2024    37.58%
2025    40.27%

JBL’s annualized performance for the five-year period ended December 31, 2025 was 39.89%. Historical volatility and performance are not indications of what JBL volatility and performance will be in the future. JBL’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for JBL is $428.93 on June 17, 2026 and the 52-week low stock price for JBL is $189.60, which occurred on November 21, 2025. JBL’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG JBL DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of JBL will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in JBL, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if JBL subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if JBL does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with JBL and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG JBL DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG JBL DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of JBL, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG JBL DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to JBL that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG JBL DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of JBL at the market close on the first trading day and the value of JBL at the time of purchase. If JBL gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if JBL declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of JBL.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG JBL DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to JBL and therefore achieve its daily leveraged investment objective. The Fund’s exposure to JBL is impacted by JBL’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to JBL at the end of each day. The possibility of the Fund being materially over- or under-exposed to JBL increases on days when JBL is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) JBL. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with JBL. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to JBL. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of JBL. Any of these factors could decrease the correlation between the performance of the Fund and JBL and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG JBL DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG JBL DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. JBL is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of JBL and make no representation as to the performance of JBL. Investing in the Fund is not equivalent to investing in JBL. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to JBL.

T-REX 2X LONG JBL DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG JBL DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG JBL DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG JBL DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which JBL is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which JBL is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, JBL is assigned to the electronic components industry.

•Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies. Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access. Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.

T-REX 2X LONG JBL DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG JBL DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG JBL DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG JBL DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with JBL. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that JBL value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the JBL. Under such circumstances, the market for JBL may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of JBL and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for JBL and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of JBL and correlated derivative instruments.

T-REX 2X LONG JBL DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with JBL and may incur substantial losses. If there is a significant intra-day market event and/or JBL experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG JBL DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of JBL does not provide leveraged exposure to JBL and, as a result, if the Fund invests directly in common stock of JBL to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG JBL DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG JBL DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG JBL DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG JBL DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG JBL DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG JBL DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG JBL DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG JBL DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG JBL DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG JBL DAILY TARGET ETF | JBL Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
JBL Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, JBL faces risks unique to its operations as a global manufacturing solutions provider offering electronics design, production, and supply chain services to a diverse set of industries, including healthcare, automotive, cloud infrastructure, and consumer electronics. These risks include, among others, dependence on a limited number of large customers and variability in customer demand; pricing pressures and competitive dynamics in the contract manufacturing industry; and exposure to customer product cycles and end-market demand fluctuations.

JBL’s business relies on complex global supply chains and manufacturing operations, and it is subject to risks related to component shortages, logistics disruptions, labor availability, geopolitical developments, and trade restrictions. The company operates with relatively low margins and high working capital requirements, making it sensitive to cost increases in materials, labor, and transportation. In addition, JBL must effectively manage large-scale manufacturing programs, including ramping production for new products, meeting quality standards, and maintaining operational efficiency across geographically dispersed facilities. Because JBL provides manufacturing services rather than owning end products, it is dependent on the success of its customers’ products and may be adversely affected by customer concentration or shifts in customer sourcing strategies. The trading price of JBL’s common stock has been volatile and may continue to experience significant fluctuations based on changes in customer demand, global economic conditions, and supply chain dynamics.

T-REX 2X LONG JBL DAILY TARGET ETF | Industry Concentration Risk, Electronic Components Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies. Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access. Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.
T-REX 2X LONG JBL DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG JBL DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG TER DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of TER’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TER during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how TER volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) TER volatility; b) TER performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to TER. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of TER volatility and TER performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to TER; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of TER.

During periods of higher TER volatility, the volatility of TER may affect the Fund’s return as much as, or more than, the return of TER. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TER during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if TER provided no return over a one-year period during which TER experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if TER’s return is flat. For instance, if TER’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of TER and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of TER. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

TER’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 47.04%. TER’s annualized daily volatility rates were as follows:

2021    42.78%
2022    52.51%
2023    32.29%
2024    44.23%
2025    59.07%

TER’s annualized performance for the five-year period ended December 31, 2025 was 10.05%. Historical volatility and performance are not indications of what TER volatility and performance will be in the future. TER’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for TER is $487.91 on June 30, 2026 and the 52-week low stock price for TER is $88.60, which occurred on July 17, 2025. TER’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG TER DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of TER will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in TER, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if TER subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if TER does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with TER and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG TER DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG TER DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of TER, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG TER DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to TER that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG TER DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of TER at the market close on the first trading day and the value of TER at the time of purchase. If TER gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if TER declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of TER.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG TER DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to TER and therefore achieve its daily leveraged investment objective. The Fund’s exposure to TER is impacted by TER’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to TER at the end of each day. The possibility of the Fund being materially over- or under-exposed to TER increases on days when TER is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) TER. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with TER. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to TER. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TER. Any of these factors could decrease the correlation between the performance of the Fund and TER and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG TER DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG TER DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. TER is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of TER and make no representation as to the performance of TER. Investing in the Fund is not equivalent to investing in TER. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TER.

T-REX 2X LONG TER DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG TER DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG TER DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG TER DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which TER is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which TER is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TER is assigned to the semiconductors industry.

•Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X LONG TER DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG TER DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG TER DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG TER DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with TER. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that TER value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the TER. Under such circumstances, the market for TER may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of TER and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for TER and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of TER and correlated derivative instruments.

T-REX 2X LONG TER DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with TER and may incur substantial losses. If there is a significant intra-day market event and/or TER experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG TER DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of TER does not provide leveraged exposure to TER and, as a result, if the Fund invests directly in common stock of TER to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG TER DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG TER DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG TER DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG TER DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG TER DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG TER DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG TER DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG TER DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG TER DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG TER DAILY TARGET ETF | TER Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
TER Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, TER faces risks unique to its operations as a provider of automated test equipment (“ATE”) for semiconductors and electronics, as well as industrial automation and robotics solutions. These risks include, among others, cyclicality in semiconductor capital spending; dependence on a limited number of large customers in the semiconductor and electronics industries; and variability in the timing and size of customer orders, which may result in significant fluctuations in revenues and operating results.

TER’s business is closely tied to demand for semiconductor testing solutions, which is influenced by trends in chip design complexity, production volumes, and end-market demand, including for consumer electronics, data centers, automotive, and artificial intelligence applications. The company also faces rapid technological change and must continually innovate to remain competitive, including developing next-generation testing solutions and advancing its robotics and automation offerings. In addition, TER is exposed to risks related to global supply chains, including component availability, manufacturing disruptions, and cost increases, as well as geopolitical developments, trade restrictions, and export controls affecting semiconductor-related technologies. Because TER operates in cyclical and technology-driven markets, its financial performance and stock price may fluctuate significantly based on changes in semiconductor industry conditions, customer demand, and broader economic factors. The trading price of TER’s common stock has been volatile and may continue to experience significant fluctuations.

T-REX 2X LONG TER DAILY TARGET ETF | Industry Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
T-REX 2X LONG TER DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG TER DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG TSEM DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of TSEM’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TSEM during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how TSEM volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) TSEM volatility; b) TSEM performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to TSEM. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of TSEM volatility and TSEM performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to TSEM; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of TSEM.

During periods of higher TSEM volatility, the volatility of TSEM may affect the Fund’s return as much as, or more than, the return of TSEM. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TSEM during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if TSEM provided no return over a one-year period during which TSEM experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if TSEM’s return is flat. For instance, if TSEM’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of TSEM and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of TSEM. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

TSEM’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 41.94%. TSEM’s annualized daily volatility rates were as follows:

2021    37.58%
2022    47.21%
2023    28.27%
2024    35.11%
2025    55.83%

TSEM’s annualized performance for the five-year period ended December 31, 2025 was 35.36%. Historical volatility and performance are not indications of what TSEM volatility and performance will be in the future. TSEM’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for TSEM is $319.94 on June 22, 2026 and the 52-week low stock price for TSEM is $43.12, which occurred on August 1, 2025. TSEM’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG TSEM DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of TSEM will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in TSEM, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if TSEM subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if TSEM does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with TSEM and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG TSEM DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG TSEM DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of TSEM, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG TSEM DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to TSEM that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG TSEM DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of TSEM at the market close on the first trading day and the value of TSEM at the time of purchase. If TSEM gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if TSEM declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of TSEM.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG TSEM DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to TSEM and therefore achieve its daily leveraged investment objective. The Fund’s exposure to TSEM is impacted by TSEM’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to TSEM at the end of each day. The possibility of the Fund being materially over- or under-exposed to TSEM increases on days when TSEM is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) TSEM. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with TSEM. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to TSEM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TSEM. Any of these factors could decrease the correlation between the performance of the Fund and TSEM and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG TSEM DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG TSEM DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. TSEM is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of TSEM and make no representation as to the performance of TSEM. Investing in the Fund is not equivalent to investing in TSEM. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TSEM.

T-REX 2X LONG TSEM DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG TSEM DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG TSEM DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG TSEM DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which TSEM is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which TSEM is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TSEM is assigned to the semiconductors industry.
•Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X LONG TSEM DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG TSEM DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG TSEM DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG TSEM DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with TSEM. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that TSEM value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the TSEM. Under such circumstances, the market for TSEM may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of TSEM and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for TSEM and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of TSEM and correlated derivative instruments.

T-REX 2X LONG TSEM DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with TSEM and may incur substantial losses. If there is a significant intra-day market event and/or TSEM experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG TSEM DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in ordinary shares of TSEM does not provide leveraged exposure to TSEM and, as a result, if the Fund invests directly in ordinary shares of TSEM to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG TSEM DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG TSEM DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG TSEM DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG TSEM DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG TSEM DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG TSEM DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG TSEM DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG TSEM DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG TSEM DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG TSEM DAILY TARGET ETF | Industry Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
T-REX 2X LONG TSEM DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company.
T-REX 2X LONG TSEM DAILY TARGET ETF | TSEM Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
TSEM Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. TSEM's ordinary shares may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, TSEM faces risks unique to its operations as a specialty analog and mixed-signal semiconductor foundry that focuses on customized manufacturing processes rather than leading-edge digital chip production. TSEM’s business is dependent on securing and maintaining long-term customer relationships for specialized fabrication services, and its revenues may be adversely affected if customers reduce volumes, transition designs to other foundries, or experience end-market weakness in sectors such as automotive, industrial, or radio frequency applications.

TSEM operates fabrication facilities in multiple jurisdictions and relies on high utilization rates to achieve profitability, making it particularly sensitive to fluctuations in customer demand and production volumes. The company’s manufacturing model requires significant fixed costs and ongoing capital investment, and it may face challenges in aligning capacity with demand or efficiently ramping new or acquired facilities. TSEM is also exposed to risks associated with technology transfer and joint manufacturing arrangements, including integration challenges, operational inefficiencies, and reliance on partners. In addition, the company’s focus on mature-node and specialty technologies may limit its participation in certain high-growth segments of the semiconductor industry, while still exposing it to pricing pressures and competition from both larger foundries and niche providers.

TSEM’s global footprint exposes it to geopolitical, regulatory, and currency risks, including trade restrictions, export controls, and regional instability that may affect operations, supply chains, or customer demand. The company is also dependent on specialized equipment and materials, which may be subject to supply constraints or cost increases. Because of its niche positioning, customer concentration, and sensitivity to industrial and analog semiconductor cycles, TSEM’s financial performance and stock price may fluctuate significantly based on changes in utilization rates, customer demand, and broader economic conditions. The trading price of TSEM’s ordinary shares has been volatile and may continue to experience significant fluctuations.

T-REX 2X LONG TSEM DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG TSEM DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG VIAV DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of VIAV’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of VIAV during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how VIAV volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) VIAV volatility; b) VIAV performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to VIAV. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of VIAV volatility and VIAV performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to VIAV; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of VIAV.

During periods of higher VIAV volatility, the volatility of VIAV may affect the Fund’s return as much as, or more than, the return of VIAV. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of VIAV during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if VIAV provided no return over a one-year period during which VIAV experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if VIAV’s return is flat. For instance, if VIAV’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of VIAV and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of VIAV. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

VIAV’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 36.08%. VIAV’s annualized daily volatility rates were as follows:

2021    24.13%
2022    39.87%
2023    29.02%
2024    38.49%
2025    44.85%

VIAV’s annualized performance for the five-year period ended December 31, 2025 was 3.54%. Historical volatility and performance are not indications of what VIAV volatility and performance will be in the future. VIAV’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for VIAV is $60.43 on April 30, 2026 and the 52-week low stock price for VIAV is $9.62, which occurred on August 1, 2025. VIAV’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG VIAV DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of VIAV will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in VIAV, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if VIAV subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if VIAV does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with VIAV and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG VIAV DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG VIAV DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of VIAV, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG VIAV DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to VIAV that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG VIAV DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of VIAV at the market close on the first trading day and the value of VIAV at the time of purchase. If VIAV gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if VIAV declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of VIAV.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG VIAV DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to VIAV and therefore achieve its daily leveraged investment objective. The Fund’s exposure to VIAV is impacted by VIAV’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to VIAV at the end of each day. The possibility of the Fund being materially over- or under-exposed to VIAV increases on days when VIAV is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) VIAV. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with VIAV. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to VIAV. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of VIAV. Any of these factors could decrease the correlation between the performance of the Fund and VIAV and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG VIAV DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG VIAV DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. VIAV is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of VIAV and make no representation as to the performance of VIAV. Investing in the Fund is not equivalent to investing in VIAV. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to VIAV.

T-REX 2X LONG VIAV DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG VIAV DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG VIAV DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG VIAV DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which VIAV is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which VIAV is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, VIAV is assigned to the communications equipment industry.

•Communication Equipment Industry Risk.   Communication equipment companies can be significantly affected by competitive pressures, rapid technological change, evolving industry standards, global supply chain dependencies, and fluctuations in demand from network operators, enterprises, and consumers. The market for products produced by communication equipment companies is characterized by frequent innovation, short product life cycles, cyclical capital spending by customers, and sensitivity to economic and geopolitical conditions. The success of communication equipment companies depends in substantial part on their ability to anticipate technological shifts, develop products that meet emerging standards, manage complex supply chains, and provide reliable technical support. An unexpected change in regulatory requirements, delays in the deployment of next-generation networks, supply shortages, or rapid product obsolescence could have a material adverse effect on a participant’s operating results. Many communication equipment companies rely on patents, proprietary technologies, and global distribution arrangements to support their businesses. There can be no assurance that such protections and arrangements will be adequate to prevent competitive disadvantages or that rivals will not develop products that are substantially equivalent or superior.

T-REX 2X LONG VIAV DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG VIAV DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG VIAV DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with VIAV. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that VIAV value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the VIAV. Under such circumstances, the market for VIAV may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of VIAV and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for VIAV and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of VIAV and correlated derivative instruments.

T-REX 2X LONG VIAV DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with VIAV and may incur substantial losses. If there is a significant intra-day market event and/or VIAV experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG VIAV DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of VIAV does not provide leveraged exposure to VIAV and, as a result, if the Fund invests directly in common stock of VIAV to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG VIAV DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG VIAV DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG VIAV DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.
This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG VIAV DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG VIAV DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG VIAV DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG VIAV DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG VIAV DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG VIAV DAILY TARGET ETF | Industry Concentration Risk, Communication Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Communication Equipment Industry Risk. Communication equipment companies can be significantly affected by competitive pressures, rapid technological change, evolving industry standards, global supply chain dependencies, and fluctuations in demand from network operators, enterprises, and consumers. The market for products produced by communication equipment companies is characterized by frequent innovation, short product life cycles, cyclical capital spending by customers, and sensitivity to economic and geopolitical conditions. The success of communication equipment companies depends in substantial part on their ability to anticipate technological shifts, develop products that meet emerging standards, manage complex supply chains, and provide reliable technical support. An unexpected change in regulatory requirements, delays in the deployment of next-generation networks, supply shortages, or rapid product obsolescence could have a material adverse effect on a participant’s operating results. Many communication equipment companies rely on patents, proprietary technologies, and global distribution arrangements to support their businesses. There can be no assurance that such protections and arrangements will be adequate to prevent competitive disadvantages or that rivals will not develop products that are substantially equivalent or superior.
T-REX 2X LONG VIAV DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG VIAV DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG VIAV DAILY TARGET ETF | VIAV Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
VIAV Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, VIAV faces risks unique to its operations as a provider of network test, monitoring, and assurance solutions, as well as optical technologies used in telecommunications, aerospace and defense, and industrial applications. These risks include, among others, dependence on capital spending by telecommunications service providers and network equipment manufacturers; variability in the timing and scale of customer deployments and network upgrades; and exposure to cyclical demand in telecom and related industries.

VIAV’s business is influenced by ongoing transitions in network technologies, including 5G deployment, fiber expansion, and evolving cloud and data infrastructure, and it must continue to innovate to remain competitive. The company also faces competition from other test and measurement providers and may experience pricing pressures and changes in customer purchasing behavior. In addition, VIAV relies on complex global supply chains and specialized components, which may be subject to shortages, delays, or cost increases. Its international operations expose it to geopolitical risks, trade restrictions, and regulatory developments that may affect demand or operations. Because VIAV serves industries with cyclical and project-based spending patterns, its financial performance and stock price may fluctuate significantly based on changes in customer demand, technology cycles, and broader economic conditions. The trading price of VIAV’s common stock has been volatile and may continue to experience significant fluctuations.

T-REX 2X LONG VIAV DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG VIAV DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG VSAT DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of VSAT’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of VSAT during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how VSAT volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) VSAT volatility; b) VSAT performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to VSAT. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of VSAT volatility and VSAT performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to VSAT; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of VSAT.

During periods of higher VSAT volatility, the volatility of VSAT may affect the Fund’s return as much as, or more than, the return of VSAT. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of VSAT during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if VSAT provided no return over a one-year period during which VSAT experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if VSAT’s return is flat. For instance, if VSAT’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of VSAT and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of VSAT. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

VSAT’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 72.84%. VSAT’s annualized daily volatility rates were as follows:

2021    46.40%
2022    64.10%
2023    65.42%
2024    86.06%
2025    92.34%

VSAT’s annualized performance for the five-year period ended December 31, 2025 was 1.08%. Historical volatility and performance are not indications of what VSAT volatility and performance will be in the future. VSAT’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for VSAT is $93.03 on July 1, 2026 and the 52-week low stock price for VSAT is $14.00, which occurred on July 22, 2025. VSAT’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG VSAT DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of VSAT will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in VSAT, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if VSAT subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if VSAT does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with VSAT and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG VSAT DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG VSAT DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of VSAT, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG VSAT DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to VSAT that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG VSAT DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of VSAT at the market close on the first trading day and the value of VSAT at the time of purchase. If VSAT gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if VSAT declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of VSAT.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG VSAT DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to VSAT and therefore achieve its daily leveraged investment objective. The Fund’s exposure to VSAT is impacted by VSAT’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to VSAT at the end of each day. The possibility of the Fund being materially over- or under-exposed to VSAT increases on days when VSAT is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) VSAT. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with VSAT. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to VSAT. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of VSAT. Any of these factors could decrease the correlation between the performance of the Fund and VSAT and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG VSAT DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG VSAT DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. VSAT is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of VSAT and make no representation as to the performance of VSAT. Investing in the Fund is not equivalent to investing in VSAT. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to VSAT.

T-REX 2X LONG VSAT DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG VSAT DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG VSAT DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG VSAT DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which VSAT is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which VSAT is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, VSAT is assigned to the communications equipment industry.

•Communication Equipment Industry Risk.   Communication equipment companies can be significantly affected by competitive pressures, rapid technological change, evolving industry standards, global supply chain dependencies, and fluctuations in demand from network operators, enterprises, and consumers. The market for products produced by communication equipment companies is characterized by frequent innovation, short product life cycles, cyclical capital spending by customers, and sensitivity to economic and geopolitical conditions. The success of communication equipment companies depends in substantial part on their ability to anticipate technological shifts, develop products that meet emerging standards, manage complex supply chains, and provide reliable technical support. An unexpected change in regulatory requirements, delays in the deployment of next-generation networks, supply shortages, or rapid product obsolescence could have a material adverse effect on a participant’s operating results. Many communication equipment companies rely on patents, proprietary technologies, and global distribution arrangements to support their businesses. There can be no assurance that such protections and arrangements will be adequate to prevent competitive disadvantages or that rivals will not develop products that are substantially equivalent or superior.

T-REX 2X LONG VSAT DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG VSAT DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG VSAT DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with VSAT. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that VSAT value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the VSAT. Under such circumstances, the market for VSAT may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of VSAT and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for VSAT and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of VSAT and correlated derivative instruments.

T-REX 2X LONG VSAT DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with VSAT and may incur substantial losses. If there is a significant intra-day market event and/or VSAT experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG VSAT DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of VSAT does not provide leveraged exposure to VSAT and, as a result, if the Fund invests directly in common stock of VSAT to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG VSAT DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG VSAT DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG VSAT DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG VSAT DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG VSAT DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG VSAT DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG VSAT DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG VSAT DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG VSAT DAILY TARGET ETF | Industry Concentration Risk, Communication Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Communication Equipment Industry Risk. Communication equipment companies can be significantly affected by competitive pressures, rapid technological change, evolving industry standards, global supply chain dependencies, and fluctuations in demand from network operators, enterprises, and consumers. The market for products produced by communication equipment companies is characterized by frequent innovation, short product life cycles, cyclical capital spending by customers, and sensitivity to economic and geopolitical conditions. The success of communication equipment companies depends in substantial part on their ability to anticipate technological shifts, develop products that meet emerging standards, manage complex supply chains, and provide reliable technical support. An unexpected change in regulatory requirements, delays in the deployment of next-generation networks, supply shortages, or rapid product obsolescence could have a material adverse effect on a participant’s operating results. Many communication equipment companies rely on patents, proprietary technologies, and global distribution arrangements to support their businesses. There can be no assurance that such protections and arrangements will be adequate to prevent competitive disadvantages or that rivals will not develop products that are substantially equivalent or superior.
T-REX 2X LONG VSAT DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG VSAT DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG VSAT DAILY TARGET ETF | VSAT Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
VSAT Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, VSAT faces risks unique to its operations as a provider of satellite communications, broadband services, and secure networking solutions for commercial, government, and defense markets. These risks include, among others, significant capital requirements associated with the design, construction, launch, and operation of satellites; risks of satellite launch failures, in-orbit malfunctions, or service disruptions; and dependence on the successful deployment and performance of its satellite fleet.

VSAT’s business is subject to long development cycles and substantial upfront investment, and its financial performance may be adversely affected by delays, cost overruns, or technical issues related to satellite programs. The company also faces intense competition from other satellite operators, terrestrial broadband providers, and emerging low-Earth orbit (“LEO”) satellite constellations, which may offer alternative services and pricing structures. In addition, VSAT relies on regulatory approvals and access to spectrum, and changes in spectrum allocation, licensing requirements, or international regulations may impact its operations. The company’s global operations expose it to geopolitical risks, including export controls, government contracting risks, and dependence on defense and public sector customers. Because VSAT operates in capital-intensive and technologically complex markets, its financial performance and stock price may fluctuate significantly based on satellite deployment timelines, customer demand, competitive dynamics, and broader economic conditions. The trading price of VSAT’s common stock has been volatile and may continue to experience significant fluctuations.

T-REX 2X LONG VSAT DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG VSAT DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.